Significant Accounting Policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment $ / ¥ shares	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / ¥	Dec. 31, 2022 USD ($)	Mar. 01, 2022	Dec. 31, 2020 CNY (¥)
Significant Accounting Policies
Exchange rate (US$1.00) | $ / ¥	7.0999				7.0999
Cash at bank and demand deposits	¥ 3,000		¥ 61,100		$ 400	$ 8,800
Cash and cash equivalents	9,600		69,895	¥ 63,461	1,347	$ 9,845		¥ 109,916
Restricted cash	6,400		6,948		$ 905
Impairment loss	0	$ 0	69,853	0
Impairment on long-term investments	1,515	$ 213	19,743	0
Total unearned revenues	5,400		5,100
Revenue recognized from customers	23,700		14,900	5,000
Advertising and promotional expenses	¥ 98,500		¥ 57,600	¥ 140,100
Percentage of equity interests acquired from non-controlling shareholders							45.00%
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Restricted shares
Significant Accounting Policies
Number of shares excluded from calculation of diluted net loss per share | shares	3,880,000	3,880,000	3,573,750	6,034,250
Other non-current assets
Significant Accounting Policies
Impairment on long-term investments	¥ 1,500		¥ 19,700	¥ 0
PRC subsidiaries, VIEs
Significant Accounting Policies
Cash and cash equivalents	¥ 6,600		¥ 12,700
Percentage of cash and cash equivalents held y subsidiaries	68.50%	68.50%	18.20%